Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/23 (Unaudited)

COMMON STOCKS (74.1%)(a)
	Shares	Value
Basic materials (2.7%)
Alcoa Corp.	1,579	$67,202
Anglo American PLC (London Exchange) (United Kingdom)	2,730	90,356
Archer-Daniels-Midland Co.	757	60,303
Ashland Global Holdings, Inc.	602	61,831
BHP Group, Ltd. (ASE Exchange) (Australia)	3,360	106,572
BHP Group, Ltd. (London Exchange) (Australia)	486	15,379
BlueScope Steel, Ltd. (Australia)	4,093	55,461
CF Industries Holdings, Inc.	4,001	290,032
Compagnie de Saint-Gobain (France)	2,037	115,982
Corteva, Inc.	6,455	389,301
CRH PLC (Ireland)	2,412	121,898
Dow, Inc.	1,293	70,882
Eiffage SA (France)	546	59,105
Freeport-McMoRan, Inc. (Indonesia)	2,015	82,434
Glencore PLC (United Kingdom)	14,051	80,823
Holcim AG (Switzerland)	555	35,801
Misumi Group, Inc. (Japan)	400	10,063
Nucor Corp.	449	69,357
OCI NV (Netherlands)	1,060	35,983
Olin Corp.	1,211	67,211
Reliance Steel & Aluminum Co.	298	76,509
Rio Tinto PLC (United Kingdom)	1,247	84,516
Sealed Air Corp.	1,247	57,250
Sherwin-Williams Co. (The)	282	63,385
Shin-Etsu Chemical Co., Ltd. (Japan)	4,500	145,956
South32, Ltd. (Australia)	8,853	26,257
TopBuild Corp.(NON)	429	89,292
WestRock Co.	1,883	57,375
Weyerhaeuser Co.(R)	4,443	133,868
Yara International ASA (Norway)	1,035	45,062

		2,665,446
Capital goods (3.6%)
Allegion PLC (Ireland)	546	58,275
Allison Transmission Holdings, Inc.	1,277	57,771
Aptiv PLC(NON)	633	71,016
ASSA ABLOY AB Class B (Sweden)	1,162	27,899
BAE Systems PLC (United Kingdom)	10,035	121,654
Boeing Co. (The)(NON)	304	64,579
Carrier Global Corp.	1,660	75,945
Caterpillar, Inc.	735	168,197
Cummins, Inc.	252	60,198
Dassault Aviation SA (France)	157	31,098
Deere & Co.	154	63,584
Eaton Corp. PLC	366	62,710
Emerson Electric Co.	752	65,529
Fortive Corp.	5,884	401,112
GEA Group AG (Germany)	937	42,638
General Dynamics Corp.	2,963	676,186
HEICO Corp.	405	69,271
Honeywell International, Inc.	339	64,790
ITT, Inc.	668	57,648
Johnson Controls International PLC	3,225	194,210
Legrand SA (France)	1,253	114,611
LKQ Corp.	1,096	62,209
Lockheed Martin Corp.	121	57,200
Mitsubishi Heavy Industries, Ltd. (Japan)	2,200	81,121
Nordson Corp.	277	61,566
Otis Worldwide Corp.	802	67,689
Parker Hannifin Corp.	155	52,097
Prysmian SpA (Italy)	2,428	102,224
Raytheon Technologies Corp.	635	62,186
Republic Services, Inc.	506	68,421
Spirax-Sarco Engineering PLC (United Kingdom)	389	57,087
Tetra Tech, Inc.	437	64,200
Textron, Inc.	1,547	109,265
TransDigm Group, Inc.	87	64,123
Waste Management, Inc.	441	71,958

		3,530,267
Communication services (1.8%)
Altice USA, Inc. Class A(NON)	10,252	35,062
American Tower Corp.(R)	1,333	272,385
AT&T, Inc.	23,544	453,222
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	10,428	14,216
Comcast Corp. Class A	3,133	118,772
Crown Castle, Inc.(R)	467	62,503
KDDI Corp. (Japan)	3,800	117,350
Liberty Media Corp.-SiriusXM Series A(NON)	1,872	52,584
SBA Communications Corp.(R)	234	61,090
Telstra Group, Ltd. (Australia)	29,467	83,240
Verizon Communications, Inc.	12,519	486,864

		1,757,288
Communications equipment (0.1%)
arista Networks, Inc.(NON)	475	79,734

		79,734
Computers (7.4%)
Apple, Inc.	28,159	4,643,419
Cisco Systems, Inc./Delaware	13,776	720,140
Dropbox, Inc. Class A(NON)	2,975	64,320
Fortinet, Inc.(NON)	1,087	72,242
Fujitsu, Ltd. (Japan)	800	108,132
MongoDB, Inc.(NON)	1,633	380,685
NetApp, Inc.	1,000	63,850
Pure Storage, Inc. Class A(NON)	2,118	54,030
RingCentral, Inc. Class A(NON)	1,758	53,918
Smartsheet, Inc. Class A(NON)	2,193	104,825
Snowflake, Inc. Class A(NON)	394	60,790
Synopsys, Inc.(NON)	2,234	862,883
Zscaler, Inc.(NON)	487	56,896

		7,246,130
Conglomerates (0.8%)
3M Co.	557	58,546
AMETEK, Inc.	2,889	419,858
General Electric Co.	816	78,010
Marubeni Corp. (Japan)	8,600	116,904
Mitsui & Co., Ltd. (Japan)	4,000	124,660

		797,978
Consumer cyclicals (9.4%)
ADT, Inc.	6,642	48,022
Amazon.com, Inc.(NON)	15,067	1,556,270
Aristocrat Leisure, Ltd. (Australia)	4,349	108,749
Automatic Data Processing, Inc.	270	60,110
Autonation, Inc.(NON)	433	58,178
AutoZone, Inc.(NON)	256	629,286
Bandai Namco Holdings, Inc. (Japan)	4,800	103,381
Bath & Body Works, Inc.	1,509	55,199
BJ's Wholesale Club Holdings, Inc.(NON)	842	64,051
Booking Holdings, Inc.(NON)	387	1,026,483
Booz Allen Hamilton Holding Corp.	654	60,619
Boyd Gaming Corp.	1,070	68,608
Capri Holdings, Ltd.(NON)	1,285	60,395
Casey'S General Stores, Inc.	144	31,170
Cintas Corp.	413	191,087
CoStar Group, Inc.(NON)	880	60,588
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	173	22,141
Expedia Group, Inc.(NON)	5,006	485,732
FactSet Research Systems, Inc.	155	64,339
Ford Motor Co.	5,245	66,087
Gartner, Inc.(NON)	868	282,768
General Motors Co.	10,226	375,090
Genuine Parts Co.	366	61,235
Hermes International (France)	70	141,793
Home Depot, Inc. (The)	199	58,729
Industria de Diseno Textil SA (Spain)	3,816	128,152
Jardine Matheson Holdings, Ltd. (Hong Kong)	500	24,357
JD Sports Fashion PLC (United Kingdom)	26,780	58,962
La Francaise des Jeux SAEM (France)	422	17,594
Lowe's Cos., Inc.	331	66,190
LVMH Moet Hennessy Louis Vuitton SA (France)	192	175,960
Macy's, Inc.	3,064	53,589
Marriott International, Inc./MD Class A	441	73,224
Mastercard, Inc. Class A	178	64,687
Moncler SpA (Italy)	876	60,549
New York Times Co. (The) Class A	1,540	59,875
Nintendo Co., Ltd. (Japan)	3,000	116,296
NVR, Inc.(NON)	15	83,583
O'Reilly Automotive, Inc.(NON)	102	86,596
Owens Corning	690	66,102
Pandora A/S (Denmark)	691	66,222
PayPal Holdings, Inc.(NON)	2,309	175,345
Porsche Automobil Holding SE (Preference) (Germany)	339	19,456
Rational AG (Germany)	18	12,047
Stellantis NV (Italy)	6,746	122,738
Tapestry, Inc.	1,656	71,390
Tesla, Inc.(NON)	3,105	644,163
TJX Cos., Inc. (The)	823	64,490
Toast, Inc. Class A(NON)	3,185	56,534
Toll Brothers, Inc.	1,914	114,897
Trade Desk, Inc. (The) Class A(NON)	1,779	108,359
Verisk Analytics, Inc.	3,008	577,115
Volkswagen AG (Preference) (Germany)	807	110,119
Walmart, Inc.	529	78,001
Walt Disney Co. (The)(NON)	654	65,485
Warner Bros Discovery, Inc.(NON)	3,936	59,434
Wolters Kluwer NV (Netherlands)	160	20,190
Wyndham Hotels & Resorts, Inc.	865	58,690

		9,300,501
Consumer staples (6.7%)
Airbnb, Inc. Class A(NON)	682	84,841
Albertsons Cos., Inc. Class A	2,771	57,581
British American Tobacco PLC (United Kingdom)	311	10,899
Carlsberg A/S Class B (Denmark)	101	15,617
CK Hutchison Holdings, Ltd. (Hong Kong)	11,000	68,304
Coca-Cola Co. (The)	19,412	1,204,126
Coca-Cola HBC AG (Italy)	2,183	59,716
Coles Group, Ltd. (Australia)	5,630	67,882
Colgate-Palmolive Co.	802	60,270
Conagra Brands, Inc.	1,704	64,002
Costco Wholesale Corp.	124	61,612
Diageo PLC (United Kingdom)	1,879	83,860
DoorDash, Inc. Class A(NON)	1,041	66,166
Estee Lauder Cos., Inc. (The) Class A	251	61,861
Hershey Co. (The)	283	71,998
Imperial Brands PLC (United Kingdom)	4,673	107,466
ITOCHU Corp. (Japan)	1,100	35,819
Kesko Oyj Class B (Finland)	1,193	25,660
Koninklijke Ahold Delhaize NV (Netherlands)	3,626	124,029
Kraft Heinz Co. (The)	1,575	60,905
L'Oreal SA (France)	378	169,118
ManpowerGroup, Inc.	693	57,193
McDonald's Corp.	213	59,557
McDonald's Holdings Co. (Japan), Ltd. (Japan)	1,100	45,742
Mondelez International, Inc. Class A	920	64,142
Nestle SA (Switzerland)	975	119,025
Netflix, Inc.(NON)	216	74,624
PepsiCo, Inc.	1,224	223,135
Philip Morris International, Inc.	10,189	990,880
Procter & Gamble Co. (The)	7,926	1,178,517
Recruit Holdings Co., Ltd. (Japan)	4,000	110,870
Sodexo SA (France)	358	34,974
Uber Technologies, Inc.(NON)	21,580	684,086
Ulta Beauty, Inc.(NON)	138	75,302
Unilever PLC (United Kingdom)	2,562	132,732
US Foods Holding Corp.(NON)	858	31,695
Wendy's Co. (The)	1,337	29,120
WH Group, Ltd. (Hong Kong)	54,500	32,393
Yakult Honsha Co., Ltd. (Japan)	1,300	94,510

		6,600,229
Electronics (3.5%)
Agilent Technologies, Inc.	501	69,308
Broadcom, Inc.	449	288,051
Hamamatsu Photonics KK (Japan)	600	32,388
Hoya Corp. (Japan)	1,100	121,642
Keysight Technologies, Inc.(NON)	404	65,238
Lattice Semiconductor Corp.(NON)	2,567	245,149
nVent Electric PLC (United Kingdom)	1,544	66,299
NVIDIA Corp.	4,772	1,325,518
Qualcomm, Inc.	6,731	858,741
STMicroelectronics NV (France)	2,424	129,675
TDK Corp. (Japan)	2,800	100,485
Thales SA (France)	615	90,921
Trimble Inc.(NON)	525	27,521

		3,420,936
Energy (3.6%)
APA Corp.	1,686	60,797
BP PLC (United Kingdom)	26,780	169,543
Cheniere Energy, Inc.	2,732	430,563
Chevron Corp.	427	69,669
ConocoPhillips	611	60,617
Enphase Energy, Inc.(NON)	301	63,294
Equinor ASA (Norway)	3,264	92,825
Exxon Mobil Corp.	10,096	1,107,127
Marathon Oil Corp.	15,041	360,382
Marathon Petroleum Corp.	4,809	648,397
Occidental Petroleum Corp.	1,029	64,240
OMV AG (Austria)	570	26,105
Range Resources Corp.	2,500	66,175
Repsol SA (Spain)	6,960	107,138
Schlumberger, Ltd.	1,142	56,072
Shell PLC (London Exchange) (United Kingdom)	1,174	33,618
Targa Resources Corp.	818	59,673
Valero Energy Corp.	495	69,102

		3,545,337
Financials (10.2%)
3i Group PLC (United Kingdom)	5,272	109,930
Affiliated Managers Group, Inc.	394	56,113
Allianz SE (Germany)	222	51,247
Ally Financial, Inc.	2,337	59,570
American Express Co.	652	107,547
American Financial Group, Inc.	468	56,862
American International Group, Inc.	10,081	507,679
Ameriprise Financial, Inc.	1,060	324,890
AvalonBay Communities, Inc.(R)	349	58,653
Aviva PLC (United Kingdom)	11,660	58,282
AXA SA (France)	391	11,956
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,481	96,311
Bank Leumi Le-Israel BM (Israel)	9,956	75,294
Bank of Ireland Group PLC (Ireland)	4,935	49,938
Bank of New York Mellon Corp. (The)	1,270	57,709
Barclays PLC (United Kingdom)	20,659	37,300
Berkshire Hathaway, Inc. Class B(NON)	977	301,668
Brixmor Property Group, Inc.(R)	5,278	113,583
Brown & Brown, Inc.	1,033	59,315
Camden Property Trust(R)	505	52,944
Capital One Financial Corp.	2,184	210,013
Carlyle Group, Inc. (The)	8,335	258,885
CBRE Group, Inc. Class A(NON)	828	60,287
Charles Schwab Corp. (The)	852	44,628
Chubb, Ltd.	335	65,050
Citigroup, Inc.	13,680	641,455
CK Asset Holdings, Ltd. (Hong Kong)	11,633	70,477
Columbia Banking System, Inc.	1,963	42,047
Comerica, Inc.	850	36,907
Corebridge Financial, Inc.	3,504	56,134
DBS Group Holdings, Ltd. (Singapore)	4,800	119,291
Discover Financial Services	3,984	393,779
DNB Bank ASA (Norway)	492	8,825
East West Bancorp, Inc.	781	43,346
Equitable Holdings, Inc.	9,823	249,406
Equity Lifestyle Properties, Inc.(R)	885	59,410
Equity Residential(R)	1,017	61,020
Eurazeo SE (France)	198	14,106
Fifth Third Bancorp	1,775	47,286
Gaming and Leisure Properties, Inc.(R)	1,193	62,108
Gjensidige Forsikring ASA (Norway)	647	10,603
Goldman Sachs Group, Inc. (The)	1,000	327,110
Goodman Group (Australia)(R)	7,264	92,384
Healthpeak Properties, Inc.(R)	10,172	223,479
Intercontinental Exchange, Inc.	619	64,556
Investor AB Class B (Sweden)	6,419	127,873
Israel Discount Bank, Ltd. Class A (Israel)	6,296	30,970
Japan Post Holdings Co., Ltd. (Japan)	13,800	112,288
Jones Lang LaSalle, Inc.(NON)	370	53,831
JPMorgan Chase & Co.	9,284	1,209,798
Julius Baer Group, Ltd. (Switzerland)	1,300	89,010
Life Storage, Inc.(R)	523	68,560
Lloyds Banking Group PLC (United Kingdom)	205,537	121,256
Marsh & McLennan Cos., Inc.	377	62,789
MetLife, Inc.	8,205	475,398
MGIC Investment Corp.	6,468	86,801
Mitsubishi Estate Co., Ltd. (Japan)	7,800	93,124
Mizrahi Tefahot Bank, Ltd. (Israel)	1,009	31,662
Nasdaq, Inc.	1,081	59,098
National Australia Bank, Ltd. (Australia)	6,407	118,940
National Retail Properties, Inc.	1,356	59,867
NN Group NV (Netherlands)	269	9,760
Nomura Real Estate Holdings, Inc. (Japan)	1,300	28,786
Nordea Bank ABP (Finland)	8,242	87,963
Popular, Inc. (Puerto Rico)	897	51,497
Prologis, Inc.(R)	547	68,249
Public Storage(R)	227	68,586
Regency Centers Corp.(R)	983	60,140
Reinsurance Group of America, Inc.	442	58,680
Sampo Oyj Class A (Finland)	2,174	102,551
SEI Investments Co.	516	29,696
Sekisui Chemical Co., Ltd. (Japan)	1,300	18,441
Simon Property Group, Inc.(R)	1,726	193,260
SLM Corp.	4,433	54,925
Synchrony Financial	1,889	54,932
UBS Group AG (Switzerland)	6,605	139,472
Unum Group	1,515	59,933
Vicinity, Ltd. (Australia)(R)	26,699	34,969
Virtu Financial, Inc. Class A	3,346	63,239
W.R. Berkley Corp.	879	54,727
Wells Fargo & Co.	12,307	460,036
Wintrust Financial Corp.	334	24,365
Zurich Insurance Group AG (Switzerland)	101	48,328

		10,083,183
Health care (9.7%)
Abbott Laboratories	9,611	973,210
AbbVie, Inc.	2,132	339,777
AmerisourceBergen Corp.	399	63,884
Amgen, Inc.	258	62,372
AstraZeneca PLC (United Kingdom)	339	47,053
Bio-Rad Laboratories, Inc. Class A(NON)	182	87,182
bioMerieux (France)	211	22,262
Boston Scientific Corp.(NON)	1,434	71,743
Bristol-Myers Squibb Co.	8,043	557,460
Cardinal Health, Inc.	821	61,986
Cigna Corp.	953	243,520
CVS Health Corp.	9,472	703,864
Danaher Corp.	252	63,514
Edwards Lifesciences Corp.(NON)	850	70,321
Elevance Health, Inc.	673	309,452
Eli Lilly and Co.	2,785	956,425
Exelixis, Inc.(NON)	3,711	72,031
GE HealthCare Technologies, Inc.(NON)	444	36,421
Ginkgo Bioworks Holdings, Inc.(NON)(S)	37,894	50,399
GlaxoSmithKline PLC (United Kingdom)	6,201	110,597
Hologic, Inc.(NON)	846	68,272
Humana, Inc.	116	56,313
Illumina, Inc.(NON)	162	37,673
Incyte Corp.(NON)	2,537	183,349
Ipsen SA (France)	273	30,091
IQVIA Holdings, Inc.(NON)	306	60,860
Johnson & Johnson	1,319	204,445
McKesson Corp.	170	60,529
Medtronic PLC	2,158	173,978
Merck & Co., Inc.	9,634	1,024,961
Merck KGaA (Germany)	587	109,135
Mettler-Toledo International, Inc.(NON)	44	67,329
Molina Healthcare, Inc.(NON)	197	52,696
Novartis AG (Switzerland)	2,499	229,420
Novo Nordisk A/S Class B (Denmark)	1,704	270,412
Olympus Corp. (Japan)	3,500	61,467
Ono Pharmaceutical Co., Ltd. (Japan)	2,700	56,329
Pfizer, Inc.	9,359	381,847
Regeneron Pharmaceuticals, Inc.(NON)	81	66,555
Roche Holding AG (Switzerland)	544	155,686
Sonic Healthcare, Ltd. (Australia)	3,187	74,495
Sonova Holding AG (Switzerland)	243	71,657
Teladoc Health, Inc.(NON)	2,145	55,556
Thermo Fisher Scientific, Inc.	111	63,977
UnitedHealth Group, Inc.	447	211,248
Vertex Pharmaceuticals, Inc.(NON)	2,520	793,976
Waters Corp.(NON)	192	59,449

		9,585,178
Semiconductor (0.4%)
Applied Materials, Inc.	761	93,474
ASML Holding NV (Netherlands)	154	105,227
KLA Corp.	219	87,418
Lam Research Corp.	164	86,940

		373,059
Software (5.6%)
Adobe, Inc.(NON)	1,647	634,704
Atlassian Corp. Class A(NON)	1,273	217,899
Autodesk, Inc.(NON)	358	74,521
Cadence Design Systems, Inc.(NON)	3,950	829,856
Dassault Systemes SE (France)	1,494	61,702
Intuit, Inc.	305	135,978
Manhattan Associates, Inc.(NON)	415	64,263
Microsoft Corp.	10,128	2,919,902
Okta, Inc.(NON)	834	71,924
ROBLOX Corp. Class A(NON)	2,138	96,167
Square Enix Holdings Co., Ltd. (Japan)	1,500	72,076
TIS, Inc. (Japan)	2,200	58,152
Wix.com, Ltd. (Israel)(NON)	1,977	197,305
Workday, Inc. Class A(NON)	340	70,224

		5,504,673
Technology services (5.6%)
Accenture PLC Class A	3,124	892,870
Alphabet, Inc. Class A(NON)	23,636	2,451,762
DocuSign, Inc.(NON)	1,287	75,032
eBay, Inc.	13,211	586,172
GoDaddy, Inc. Class A(NON)	794	61,710
Leidos Holdings, Inc.	1,674	154,108
Meta Platforms, Inc. Class A(NON)	4,625	980,223
Pinterest, Inc. Class A(NON)	2,298	62,666
Roku, Inc.(NON)	887	58,382
Spotify Technology SA (Sweden)(NON)	757	101,150
Zebra Technologies Corp. Class A(NON)	254	80,772

		5,504,847
Transportation (1.0%)
A.P. Moeller-Maersck A/S Class B (Denmark)	8	14,498
CSX Corp.	15,491	463,801
Delta Air Lines, Inc.(NON)	1,803	62,961
Deutsche Lufthansa AG (Germany)(NON)	2,729	30,364
Deutsche Post AG (Germany)	2,647	123,642
Kongsberg Gruppen ASA (Norway)	319	12,884
Nippon Yusen (Japan)	2,100	49,071
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	15,967	70,933
SITC International Holdings Co., Ltd. (Hong Kong)	3,000	6,448
Southwest Airlines Co.	1,763	57,368
Union Pacific Corp.	340	68,428
United Parcel Service, Inc. Class B	361	70,030

		1,030,428
Utilities and power (2.0%)
AES Corp. (The)	2,303	55,456
American Electric Power Co., Inc.	591	53,775
Constellation Energy Corp.	3,726	292,491
Dominion Energy, Inc.	1,113	62,228
DTE Energy Co.	538	58,933
Duke Energy Corp.	637	61,451
E.ON SE (Germany)	9,824	122,542
Edison International	950	67,061
Enel SpA (Italy)	17,472	106,707
Eversource Energy	805	62,999
Exelon Corp.	1,535	64,301
FirstEnergy Corp.	1,548	62,013
National Guel Gas co.	1,083	62,532
NextEra Energy, Inc.	838	64,593
NRG Energy, Inc.	1,906	65,357
PPL Corp.	1,027	28,540
Public Service Enterprise Group, Inc.	1,034	64,573
RWE AG (Germany)	2,566	110,309
Southern Co. (The)	890	61,926
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	2,212
Tokyo Gas Co., Ltd. (Japan)	2,900	54,608
Vistra Corp.	9,965	239,160
WEC Energy Group, Inc.	678	64,268
Xcel Energy, Inc.	948	63,933

		1,951,968

Total common stocks (cost $55,931,484)		$72,977,182

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$113,253	$121,530
3.00%, TBA, 4/1/53	1,000,000	909,666
3.00%, with due dates from 8/20/49 to 4/20/51	1,018,497	933,587

		1,964,783
U.S. Government Agency Mortgage Obligations (29.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/48	632,240	576,080
Federal National Mortgage Association Pass-Through Certificates
5.00%, 9/1/52	970,334	973,520
4.00%, 1/1/57	34,999	33,851
4.00%, 1/1/49	98,770	95,746
3.00%, with due dates from 4/1/46 to 11/1/48	417,199	380,910
2.50%, with due dates from 5/1/51 to 7/1/51	1,665,103	1,435,902
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	1,000,000	1,019,922
6.00%, TBA, 4/1/53	1,000,000	1,020,508
5.50%, TBA, 5/1/53	1,000,000	1,009,804
5.50%, TBA, 4/1/53	1,000,000	1,010,156
5.00%, TBA, 5/1/53	4,000,000	3,988,280
5.00%, TBA, 4/1/53	5,000,000	4,985,740
4.50%, TBA, 5/1/53	1,000,000	979,726
4.50%, TBA, 4/1/53	1,000,000	979,531
3.50%, TBA, 5/1/53	2,000,000	1,858,671
3.50%, TBA, 4/1/53	2,000,000	1,857,499
2.50%, TBA, 5/1/53	2,000,000	1,725,468
2.50%, TBA, 4/1/53	3,000,000	2,585,742
2.50%, TBA, 5/1/38	1,000,000	928,321
2.50%, TBA, 4/1/38	1,000,000	927,383
2.00%, TBA, 4/1/53	1,000,000	826,281

		29,199,041

Total U.S. government and agency mortgage obligations (cost $31,377,591)		$31,163,824

CORPORATE BONDS AND NOTES (13.8%)(a)
	Principal amount	Value
Basic materials (0.9%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$20,438
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	5,000	4,550
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	15,000	14,654
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	5,000	5,156
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	4,738
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	8,824
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	12,901
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	15,000	13,259
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	5,018
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	4,357
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	15,000	14,600
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	15,000	15,205
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	15,000	15,165
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	70,000	70,400
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	12,895
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	50,000	43,117
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	5,000	4,301
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	10,000	8,826
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	10,000	9,520
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	30,000	28,490
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	3,713
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	9,374
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	10,000	9,354
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	34,000	28,483
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	5,000	4,338
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,320
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	5,000	4,725
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	12,322
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	10,000	8,550
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	5,000	3,700
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	10,000	8,600
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	20,000	19,022
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	5,000	3,396
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	10,000	8,025
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	5,000	4,244
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	10,000	8,598
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29	15,000	12,613
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27	5,000	4,620
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26	15,000	15,000
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	10,000	9,740
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	8,564
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	35,000	32,158
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26	10,000	9,139
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	18,994
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	22,331
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	10,000	7,676
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	20,000	17,832
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	15,000	12,413
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	33,491
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	15,000	11,563
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	10,000	6,146
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	15,000	12,561
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	10,000	10,007
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	25,422
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	13,568
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	30,000	28,671
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	35,001
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,522
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	10,000	9,639
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	10,000	10,013
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	15,000	12,713

		848,575
Capital goods (1.0%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28	10,000	10,250
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31	10,000	10,275
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	5,000	4,266
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	18,894
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	9,725
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	5,000	4,492
Ball Corp. company guaranty sr. unsec. notes 3.125%, 9/15/31	10,000	8,275
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	2,000	1,949
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	25,000	21,887
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	44,000	39,944
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	150,000	139,176
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	15,000	15,054
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	15,000	15,498
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	9,000	9,096
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	10,000	10,202
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29	15,000	13,346
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,567
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	5,000	4,525
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	10,000	9,341
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,543
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	10,000	9,778
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	20,000	15,115
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	48,016
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	35,000	31,031
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	58,168
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	6,000	5,843
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	5,000	4,041
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	24,000	23,395
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	18,000	17,636
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	5,000	4,325
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	15,000	11,588
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	25,000	18,511
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	57,010
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	8,881
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	13,154
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	15,000	15,056
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	19,495
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	5,000	5,204
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	4,928
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	5,000	5,131
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	5,000	5,233
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	15,000	13,394
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	10,000	9,035
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30	10,000	9,913
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	21,903
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	5,000	4,653
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	10,000	9,775
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	15,000	14,144
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	8,851
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	10,000	8,890
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	50,000	50,045
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	10,000	10,075
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	20,000	17,647
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,782
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	27,986
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	5,000	4,598
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	15,000	15,402

		970,937
Communication services (1.4%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	5,000	4,193
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	100,000	92,183
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	9,000	8,248
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	29,430
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	60,000	48,261
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	69,541
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,000	6,944
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	10,000	8,178
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	8,000	7,346
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	45,000	38,988
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	8,177
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	27,000	22,518
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	7,622
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	44,000	43,561
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	70,398
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	14,674
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	5,877
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	35,000	33,107
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	23,725
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	32,253
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)	23,000	20,267
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	12,000	11,569
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	89,220
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	5,000	4,529
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	5,000	3,300
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	10,000	8,917
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	10,000	5,319
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	10,000	7,463
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	3,989
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	20,000	8,400
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	80,000	74,396
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	15,000	13,637
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	20,000	15,850
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	5,500	5,253
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	15,000	8,463
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	40,000	42,981
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	10,000	10,575
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	49,127
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,569
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	78,000	74,980
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	8,626
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	10,000	10,033
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	72,656
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	47,000	35,045
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	23,000	19,594
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	61,780
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	76,000	75,130
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	20,000	17,816

		1,340,708
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.196%, perpetual maturity	7,000	6,993

		6,993
Consumer cyclicals (1.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	15,000	13,377
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	23,438
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	12,249
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	86,711
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29	5,000	3,455
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	15,000	13,658
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	8,539
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	5,000	4,475
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	14,000	10,780
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	4,469
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	15,308
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	10,000	9,749
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	5,000	3,925
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	15,000	9,920
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	40,000	32,850
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	33,928
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	25,000	24,984
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	10,000	9,592
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	15,000	13,623
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	5,000	5,088
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	5,000	4,373
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	25,000	25,005
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	5,000	4,630
Carnival Corp. 144A notes 10.50%, 2/1/26	5,000	5,210
Carnival Corp. 144A notes 9.875%, 8/1/27	5,000	5,150
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	20,000	16,407
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	10,000	8,236
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	15,000	14,288
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	15,000	14,503
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	5,000	4,716
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	15,000	12,975
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	15,000	13,463
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	10,000	7,500
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	52,931
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	66,705
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	10,000	8,901
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	65,000	51,087
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	35,000	34,005
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	15,000	13,650
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	5,000	4,963
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)	5,000	4,488
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	5,000	3,975
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	10,000	8,976
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	5,000	4,462
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,314
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	30,000	19,920
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	8,000	7,590
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	5,000	5,119
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	20,000	19,157
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	10,000	9,864
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	46,718
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	12,505
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	46,113
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	10,000	8,299
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25	5,000	4,988
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	8,506
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	15,000	12,844
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	15,000	13,540
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	7,653
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	38,000	37,599
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	25,000	21,313
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,675
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,054
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	5,000	4,401
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	4,775
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	10,000	8,288
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	10,000	8,985
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,707
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	15,000	13,050
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	12,300
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29	5,000	3,500
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	5,000	4,225
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	40,780
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27	5,000	4,638
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	5,000	4,238
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	20,000	18,542
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	4,000	3,750
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	8,888
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	63,074
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	11,605
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	22,000	20,043
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,390
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	5,000	4,481
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	15,000	14,025
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	15,000	17,347
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	5,000	4,650
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	5,000	3,742
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	10,000	10,625
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	5,000	4,678
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	5,000	4,488
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	26,618
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	7,223
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	15,000	14,130
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	5,000	4,418
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	15,029
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	5,000	4,950
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	25,000	21,495
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	5,000	4,019
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	5,000	3,923
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	10,000	6,875
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27	5,000	3,683
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,400
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	15,000	11,663
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	10,000	8,589
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	5,000	3,388
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	10,000	8,679
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	4,018
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	10,000	9,497
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	8,700
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	4,223
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	15,000	13,538
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,550
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	5,000	4,615
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	10,000	9,460
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	5,000	4,975
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	15,000	14,223
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	5,000	4,727
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	10,000	9,085
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	15,000	12,113
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	52,565
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	92,000	82,137
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	20,000	18,835
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	10,000	8,675
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	15,000	14,175
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	5,000	5,075
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	15,000	13,625

		1,803,596
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	5,000	4,288
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	15,000	13,847
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	20,000	18,600
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,667
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	30,000	29,013
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,260
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	35,000	34,206
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	13,192
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	1,964	1,972
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	59,096
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	61,527
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	5,000	4,114
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	10,000	9,650
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	5,015
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	26,000	26,863
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	5,000	5,153
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	49,000	50,641
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	40,000	33,532
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	18,000	17,172
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	9,713
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	19,000	18,149
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	9,699
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	15,000	13,725
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	3,000	2,842
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	5,000	4,069
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	40,000	37,148
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26	5,000	3,250
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	9,950
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	53,000	55,696
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	14,831
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	20,000	20,319
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	5,000	4,874
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	15,000	14,438
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	20,000	13,280
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	10,022
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32	5,000	4,840
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	5,000	4,390
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	10,000	9,554

		663,597
Energy (1.1%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	10,000	10,182
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	4,000	4,090
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	8,475
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	10,000	9,331
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	67,352
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	33,682
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	10,000	9,907
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	20,000	18,800
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	5,000	5,291
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	20,000	19,566
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	16,000	16,012
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	10,000	8,899
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	9,000	7,435
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	10,000	9,905
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	8,591
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	10,000	9,150
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	15,000	14,141
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	9,987
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	10,000	9,610
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	35,000	27,177
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	5,000	5,046
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	16,271
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	5,830
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	5,713
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	14,211
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	15,000	13,125
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	55,000	54,588
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	8,933
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	15,000	14,700
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	10,000	10,467
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	10,000	9,970
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,649
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,495
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	5,000	4,466
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	10,000	9,899
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	15,000	14,004
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	15,000	14,438
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	10,000	9,688
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	10,000	9,794
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	5,000	5,266
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	5,000	5,188
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	35,000	35,189
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	10,000	11,000
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	40,000	42,057
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	5,000	5,039
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	10,000	10,773
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	5,000	5,043
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	20,000	18,417
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	15,000	14,217
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	10,000	9,548
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	40,000	38,232
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	20,000	19,531
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	5,000	4,538
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	25,000	22,157
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	14,000	13,950
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	66,968
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	9,807
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	5,000	4,771
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	10,000	9,696
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	9,401
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	25,000	23,563
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	28,421
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	10,000	8,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	10,000	9,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	20,000	18,714
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	10,000	8,350
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	8,125	7,963
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	5,000	5,145
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	5,000	5,100
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	10,000	10,328
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	9,719
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	4,778
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33	10,000	8,400
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	10,000	9,020
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	4,809

		1,065,993
Financials (3.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	150,000	148,566
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	9,009
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	54,157
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	21,824
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,000	2,634
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	15,000	13,913
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	34,000	35,686
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	23,281
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29	5,000	4,425
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	50,000	42,895
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	23,046
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	15,000	12,263
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	32,369
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	155,701
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	72,544
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,235
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	102,299
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	205,156
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	7,053
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	26,772
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	7,532
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	64,874
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	65,734
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	23,000	19,424
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	193,270
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	47,772
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	8,854
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	48,484
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	9,665
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	15,000	8,663
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	70,399
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	20,000	18,249
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	9,744
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	29,428
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	26,000	25,320
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	133,671
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	17,000	15,704
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	10,000	8,036
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	5,000	3,846
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	75,576
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,746
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	12,000	9,778
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27	2,000	1,790
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	22,000	19,810
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	15,000	12,170
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25(R)	10,000	9,763
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	4,000	3,882
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	5,000	4,716
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	5,000	4,375
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	7,000	5,714
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	87,000	83,372
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	13,000	11,156
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	25,951
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	5,000	5,148
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	19,656
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29	5,000	4,356
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	41,000	28,806
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	9,841
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	10,000	9,383
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	5,000	4,300
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	30,000	21,713
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	15,000	11,748
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	17,000	16,607
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	146,010
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.864%, 5/15/47	13,000	10,725
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	14,875
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	247,985
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	6,000	5,858
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	165,000	164,670
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	26,413
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	15,000	10,842
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	15,000	13,197
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	15,000	11,850
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	21,802
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	175,167
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	40,000	38,671
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	15,000	11,635
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	10,000	8,575
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	24,818
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	35,000	33,645
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	4,584
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	12,619
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	10,000	7,919
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	10,000	9,340
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	13,050
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	70,000	64,546
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	8,483
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	4,000	3,648
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	44,339
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	5,000	4,934
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	55,000	51,785
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	16,000	14,000
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	55,000	53,020
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	46,310
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	20,000	19,700
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	30,000	28,438
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	10,000	9,232
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	9,000	8,843
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	15,000	13,241
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	160,349
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	22,000	21,594
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	25,000	16,789

		3,779,355
Health care (0.9%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	1,000	992
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	15,000	14,755
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	900
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	23,000	23,939
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	47,000	48,067
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	30,000	30,663
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	3,236
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28	2,000	1,472
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	10,000	5,900
Becton Dickinson & Co. sr. unsec. notes 3.70%, 6/6/27	7,000	6,763
Becton Dickinson & Co. sr. unsec. sub. bonds 1.957%, 2/11/31	50,000	41,142
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	52,000	50,976
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,421
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	10,000	9,402
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	4,363
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	4,425
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	4,832
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	5,000	4,389
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	6,200
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	10,000	6,191
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	15,000	11,767
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	27,000	26,869
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	39,000	37,178
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	35,136	33,043
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	11,825
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	10,000	9,445
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	15,000	15,510
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	22,000	21,482
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	10,000	10,036
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	5,000	4,453
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	5,000	5,063
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	25,000	25,963
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)	9,000	6,018
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	982
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	43,480
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	8,000	7,819
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	16,217
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	30,000	26,025
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	10,000	8,676
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	73,534
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	5,000	4,415
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	10,000	8,588
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	15,000	11,702
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	38,516
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	14,470
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	6,000	5,781
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	4,263
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	10,000	8,782
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	25,000	24,001
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	20,000	19,607
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	2,000	1,973
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	10,000	9,047
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30	15,000	14,798
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28	5,000	5,199
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	21,909
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	34,051

		899,515
Technology (1.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	18,495
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	32,783
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	13,611
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	24,576
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	77,651
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	24,535
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	30,000	25,073
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	5,000	4,125
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	5,000	4,976
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	73,000	70,569
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	84,435
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	10,000	9,829
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	20,000	18,087
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	4,826
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	2,825
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	10,000	8,191
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	20,000	17,455
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	17,892
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	21,000	18,475
Meta Platforms, Inc. sr. unsec. unsub. notes 3.85%, 8/15/32	25,000	23,391
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	12,000	11,590
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	20,000	19,927
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	25,000	17,690
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	10,000	9,810
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	10,000	10,050
Oracle Corp. sr. unsec. bonds 5.55%, 2/6/53	15,000	14,281
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	39,733
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	35,000	26,696
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	33,509
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	144,000	143,169
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	20,000	17,692
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	25,000	19,688
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	20,587
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	21,280
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	30,000	26,250
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	24,168
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	15,000	13,050
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	25,000	21,213
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	15,000	12,938
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	10,000	9,359
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	35,000	30,300

		1,044,780
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	9,592
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	10,000	9,841
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	60,000	54,386
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	60,816
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	15,000	14,468
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	14,905
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	10,000	9,593
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	19,687
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,523
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	5,000	4,784
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	30,000	28,120

		230,715
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	21,595
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	25,000	20,353
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	53,622
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	8,419
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	5,000	4,299
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,524
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	10,000	9,027
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	4,000	3,900
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	15,000	13,914
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	30,177
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	39,260
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	57,238
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	51,695
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,589
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	12,742
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	29,469
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	27,684
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	6,000	6,064
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	35,261
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	91,000	67,780
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	3,547
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	76,689
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	15,000	15,747
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	30,000	30,234
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	5,000	5,181
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	23,016
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	5,000	4,858
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	15,000	14,902
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	10,000	9,012
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	15,000	15,260
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	21,000	20,369
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	30,000	24,000
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	5,000	4,778
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	62,756
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	5,000	4,651
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,360
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	26,253
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	5,000	4,400
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	17,000	15,218
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	18,000	17,380
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	10,000	9,708
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,728

		899,659

Total corporate bonds and notes (cost $14,877,034)		$13,554,423

MORTGAGE-BACKED SECURITIES (3.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 6.943%, 4/15/37	$4,258	$5,256
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 5.807%, 3/15/35	12,188	12,845
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	21,572	4,395
Ser. 13-14, IO, 3.50%, 12/20/42	57,626	5,846
Ser. 16-H16, Class EI, IO, 1.636%, 6/20/66(WAC)	110,875	5,111
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65(WAC)	165,556	6,607

		40,060
Commercial mortgage-backed securities (1.5%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.591%, 12/18/37 (Cayman Islands)	13,667	13,236
Banc of America Commercial Mortgage Trust
Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	14,000	13,114
FRB Ser. 07-1, Class XW, IO, 0.314%, 1/15/49(WAC)	14,204	—
BANK FRB Ser. 17-BNK8, Class B, 3.952%, 11/15/50(WAC)	12,000	9,980
Barclays Commercial Mortgage Trust Ser. 19-C3, Class C, 4.178%, 5/15/52	32,000	26,599
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	14,000	12,365
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	14,000	11,993
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	44,000	40,454
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.302%, 12/10/44(WAC)	29,000	24,859
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46(WAC)	27,000	25,521
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47(WAC)	53,000	46,045
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	19,857
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	72,560
Ser. 14-CR19, Class B, 4.698%, 8/10/47(WAC)	16,000	14,742
FRB Ser. 15-CR26, Class C, 4.467%, 10/10/48(WAC)	24,000	21,962
FRB Ser. 14-UBS6, Class C, 4.436%, 12/10/47(WAC)	16,000	14,541
FRB Ser. 16-COR1, Class C, 4.329%, 10/10/49(WAC)	19,000	16,553
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	18,000	16,712
FRB Ser. 14-CR20, Class XA, IO, 0.943%, 11/10/47(WAC)	242,332	2,465
FRB Ser. 14-UBS6, Class XA, IO, 0.835%, 12/10/47(WAC)	711,957	7,013
FRB Ser. 14-LC17, Class XA, IO, 0.66%, 10/10/47(WAC)	385,809	2,824
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	476,662	5
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	30,000	26,739
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	15,000	13,903
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	41,726
FRB Ser. 20-C19, Class XA, IO, 1.106%, 3/15/53(WAC)	1,036,915	58,390
CSMC Trust
FRB Ser. 16-NXSR, Class C, 4.431%, 12/15/49(WAC)	70,000	55,428
FRB Ser. 16-NXSR, Class XA, IO, 0.686%, 12/15/49(WAC)	882,111	17,198
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.749%, 9/25/27(WAC)	379,615	10,389
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47(WAC)	14,000	12,415
FRB Ser. 15-GC32, Class B, 4.402%, 7/10/48(WAC)	73,000	67,885
FRB Ser. 15-GC30, Class C, 4.069%, 5/10/50(WAC)	37,000	33,102
GS Mortgage Securities Trust 144A FRB Ser. 13-GC14, Class B, 4.667%, 8/10/46(WAC)	13,000	12,638
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.176%, 11/15/45(WAC)	43,000	41,132
FRB Ser. 14-C22, Class C, 4.548%, 9/15/47(WAC)	13,000	11,854
FRB Ser. 13-C12, Class B, 4.128%, 7/15/45(WAC)	25,000	24,655
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class XA, IO, 0.667%, 6/15/51(WAC)	1,009,217	20,564
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	7,159	6,833
FRB Ser. 13-C16, Class C, 5.009%, 12/15/46(WAC)	22,000	20,691
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	216,572	26
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.06%, 2/15/47(WAC)	33,000	32,060
FRB Ser. 14-C14, Class B, 4.87%, 2/15/47(WAC)	13,000	12,764
FRB Ser. 15-C24, Class B, 4.328%, 5/15/48(WAC)	10,000	9,380
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	73,975
FRB Ser. 13-C10, Class AS, 4.067%, 7/15/46(WAC)	25,000	24,866
Ser. 14-C19, Class C, 4.00%, 12/15/47	20,000	18,035
FRB Ser. 14-C17, Class XA, IO, 1.018%, 8/15/47(WAC)	151,039	999
FRB Ser. 15-C26, Class XA, IO, 0.966%, 10/15/48(WAC)	559,896	7,998
FRB Ser. 13-C12, Class XA, IO, 0.656%, 10/15/46(WAC)	275,202	219
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.525%, 8/15/45(WAC)	15,000	13,521
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	16,000	13,869
FRB Ser. 18-H3, Class XA, IO, 0.821%, 7/15/51(WAC)	1,516,388	44,371
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 7.259%, 6/25/37	16,123	16,073
FRB Ser. 20-FL4, Class A, 6.995%, 2/25/35	17,791	17,747
FRB Ser. 22-FL8, Class AS, 6.668%, 1/25/37	16,000	15,758
FRB Ser. 21-FL7, Class A, 6.045%, 11/25/36	24,562	23,753
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, 5.764%, 9/15/36 (Cayman Islands)	43,581	42,514
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 4.987%, 1/15/59(WAC)	23,000	19,568
FRB Ser. 15-SG1, Class B, 4.454%, 9/15/48(WAC)	18,000	15,692
FRB Ser. 13-LC12, Class AS, 4.364%, 7/15/46(WAC)	19,000	18,854
FRB Ser. 13-LC12, Class C, 4.364%, 7/15/46(WAC)	24,000	18,000
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	17,000	15,516
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	16,000	12,647
WF-RBS Commercial Mortgage Trust
Ser. 14-LC14, Class C, 4.344%, 3/15/47(WAC)	23,000	21,830
FRB Ser. 13-C11, Class C, 4.091%, 3/15/45(WAC)	47,000	39,010
Ser. 12-C10, Class AS, 3.241%, 12/15/45	9,337	8,845
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.379%, 3/15/44(WAC)	24,593	9,050
FRB Ser. 13-C15, Class D, 4.511%, 8/15/46(WAC)	43,000	13,161
FRB Ser. 12-C10, Class XA, IO, 1.151%, 12/15/45(WAC)	13,940	—

		1,449,043
Residential mortgage-backed securities (non-agency) (1.7%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.43%, 5/25/35(WAC)	6,498	6,207
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	66,477	52,658
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.078%, 6/25/46	46,486	38,472
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	28,029	25,097
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month + 4.65%), 9.495%, 10/25/28	57,494	60,685
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 9.36%, 10/25/50	54,000	56,903
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.51%, 6/25/42	16,944	17,236
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.245%, 2/25/47	93,184	93,108
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 6.86%, 8/25/33	111,000	109,337
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA6, Class M2, (US 30 Day Average SOFR + 2.00%), 6.56%, 12/25/50	83,202	83,201
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.56%, 4/25/42	64,564	64,564
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.41%, 1/25/42	74,000	69,942
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.86%, 2/25/42	74,608	73,932
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.845%, 2/25/47	75,674	74,772
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.41%, 9/25/41	30,414	29,343
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	59,585	58,016
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.795%, 8/25/28	30,356	32,097
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.595%, 8/25/28	46,193	49,300
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.745%, 10/25/28	5,540	5,859
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 10.095%, 10/25/23	4,668	4,763
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.845%, 11/25/24	183	184
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.745%, 11/25/24	2,071	2,160
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 1/25/29	61,582	64,095
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 9.195%, 5/25/29	90,163	93,908
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 9.145%, 2/25/25	19,604	20,239
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 4/25/29	38,905	40,477
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.845%, 5/25/25	1,390	1,436
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.495%, 9/25/29	56,000	57,924
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 8.395%, 7/25/29	73,772	75,677
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.745%, 7/25/24	2,143	2,172
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.195%, 1/25/31	16,632	16,840
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.46%, 11/25/41	12,743	12,632
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.31%, 10/25/41	10,242	10,199
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.645%, 2/25/34	16,755	16,097
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (ICE LIBOR USD 1 Month + 1.13%), 5.97%, 10/25/33	30,476	29,615
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 5.895%, 10/25/34	18,251	17,640
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	96,113	81,437
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	38,952	35,562
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	105,395
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.805%, 7/25/45	16,616	15,054

		1,704,235

Total mortgage-backed securities (cost $3,440,591)		$3,193,338

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
	Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)	$130,000	$128,516
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	200,000	199,595
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	78,000	73,369
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	12,523

Total foreign government and agency bonds and notes (cost $442,409)		$414,003

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 4/1/28	$6,325	$6,301
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.684%, 4/22/26	9,783	7,117
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 9.558%, 4/20/28	5,000	5,070
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.557%, 10/19/27	9,776	9,651
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.556%, 11/18/29	5,000	4,292
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 7/31/27	4,912	4,495
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.134%, 6/21/24	19,612	18,244
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.109%, 4/30/26	34,881	34,620
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	9,923	9,220
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 8.407%, 11/23/27	10,674	9,435
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 5/27/28	14,738	14,607
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.84%, 7/22/27	18,155	17,435
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 12.59%, 7/31/28	5,000	4,932
Epicor Software Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.885%, 7/30/27	29,250	28,678
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.236%, 10/2/25	9,514	6,628
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.84%, 12/1/27	9,800	9,639
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 5/1/26	8,916	7,877
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.737%, 12/15/27	4,900	4,810
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.129%, 2/4/26	4,838	4,435
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 0.00%), 9.157%, 10/15/28	5,000	4,897
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.00%, 6/1/28	14,725	13,934
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.39%, 9/21/28	9,974	9,291
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.08%, 4/15/28	4,987	4,566
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.735%, 4/11/29	5,000	4,488
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.375%, 4/22/27	4,875	3,596
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.09%, 12/17/28	24,688	20,698
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.657%, 1/29/28	18,902	18,744
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.159%, 6/3/28	9,825	8,938
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.09%, 8/31/29	10,000	9,408
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	5,000	1,283
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.09%, 11/28/25	4,913	4,817
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.526%, 10/1/25	7,697	7,625
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 12/17/26	12,182	10,733
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	5,000	4,533
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.602%, 7/31/27	4,913	4,780
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.032%, 5/3/27	5,000	4,778
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.568%, 4/21/28	9,800	9,714
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 7.419%, 3/2/27	14,368	14,049
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	9,950	8,830

Total senior loans (cost $399,482)		$377,188

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.595%, 5/7/24	$39,867	$39,419
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 6.026%, 5/29/23	47,000	47,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.445%, 1/25/46	12,881	12,783

Total asset-backed securities (cost $99,589)		$99,202

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$5,000	$2,575
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	15,000	14,288
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	5,000	4,330
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	6,000	4,125

Total convertible bonds and notes (cost $27,512)		$25,318

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 5.03%(AFF)	Shares	43,650	$43,650
Putnam Short Term Investment Fund Class P 4.88%(AFF)	Shares	1,181,162	1,181,162
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(P)	Shares	110,000	110,000
U.S. Treasury Bills 4.734%, 5/2/23(SEG)(SEGCCS)		$1,400,000	1,394,825
U.S. Treasury Bills 4.240%, 5/18/23(SEG)(SEGCCS)		300,000	298,245
U.S. Treasury Bills 4.372%, 5/23/23(SEG)(SEGCCS)		200,000	198,726
U.S. Treasury Bills 4.507%, 5/11/23(SEG)(SEGCCS)		100,000	99,509

Total short-term investments (cost $3,325,871)			$3,326,117
TOTAL INVESTMENTS

Total investments (cost $109,921,563)			$125,130,595

	FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $1,783,440) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	4/19/23	$12,581	$12,567	$14
		Euro	Buy	6/21/23	74,179	72,663	1,516
	Citibank, N.A.
		Danish Krone	Sell	6/21/23	67,340	66,100	(1,240)
	Goldman Sachs International
		Australian Dollar	Buy	4/19/23	4,615	4,708	(93)
		Australian Dollar	Sell	4/19/23	4,615	4,624	9
		Israeli Shekel	Sell	4/19/23	256,950	261,556	4,606
	HSBC Bank USA, National Association
		Hong Kong Dollar	Buy	5/17/23	47,415	47,581	(166)
	JPMorgan Chase Bank N.A.
		Euro	Buy	6/21/23	130,929	128,237	2,692
		Norwegian Krone	Sell	6/21/23	195,128	195,585	457
		Singapore Dollar	Sell	5/17/23	166,891	169,046	2,155
		Swedish Krona	Sell	6/21/23	11,241	11,107	(134)
	Morgan Stanley & Co. International PLC
		British Pound	Buy	6/21/23	84,878	82,252	2,626
		Canadian Dollar	Buy	4/19/23	74	74	—
		Euro	Sell	6/21/23	264,800	262,409	(2,391)
		Swiss Franc	Buy	6/21/23	85,637	83,392	2,245
	NatWest Markets PLC
		Australian Dollar	Sell	4/19/23	259,966	271,578	11,612
	WestPac Banking Corp.
		Canadian Dollar	Buy	4/19/23	20,944	20,920	24
		Japanese Yen	Sell	5/17/23	86,732	89,041	2,309

	Unrealized appreciation						30,265

	Unrealized (depreciation)						(4,024)

	Total						$26,241
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	36	$3,183,089	$3,264,300	Jun-23	$48,382
S&P 500 Index E-Mini (Short)	127	26,094,119	26,274,713	Jun-23	(1,540,526)
U.S. Treasury Bond 30 yr (Long)	12	1,573,875	1,573,875	Jun-23	62,692
U.S. Treasury Bond Ultra 30 yr (Long)	15	2,116,875	2,116,875	Jun-23	80,115
U.S. Treasury Note 2 yr (Long)	21	4,335,516	4,335,516	Jun-23	45,898
U.S. Treasury Note 5 yr (Long)	39	4,270,805	4,270,805	Jun-23	85,545
U.S. Treasury Note 10 yr (Long)	16	1,838,750	1,838,750	Jun-23	51,542

Unrealized appreciation					374,174

Unrealized (depreciation)					(1,540,526)

Total					$(1,166,352)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $16,770,898) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 4/1/53	$1,000,000	4/13/23	$1,020,508
Uniform Mortgage-Backed Securities, 5.50%, 4/1/53	1,000,000	4/13/23	1,010,156
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	1,000,000	5/11/23	997,070
Uniform Mortgage-Backed Securities, 5.00%, 4/1/53	5,000,000	4/13/23	4,985,740
Uniform Mortgage-Backed Securities, 4.50%, 4/1/53	1,000,000	4/13/23	979,531
Uniform Mortgage-Backed Securities, 3.50%, 4/1/53	2,000,000	4/13/23	1,857,499
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	1,000,000	5/11/23	862,734
Uniform Mortgage-Backed Securities, 2.50%, 4/1/53	3,000,000	4/13/23	2,585,742
Uniform Mortgage-Backed Securities, 2.50%, 4/1/38	1,000,000	4/17/23	927,383
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	1,000,000	5/11/23	827,218
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	1,000,000	4/13/23	826,281

Total			$16,879,862

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,155,000	$14,632	(E)	$(12,348)	6/21/25	US SOFR — Annually	4.20% — Annually	$2,284
		6,517,000	44,250	(E)	37,408	6/21/25	4.20% — Annually	US SOFR — Annually	(6,842)
		194,000	4,730	(E)	(4,130)	6/21/28	US SOFR — Annually	3.80% — Annually	600
		129,000	3,145	(E)	2,742	6/21/28	3.80% — Annually	US SOFR — Annually	(403)
		790,000	17,277	(E)	(11,806)	6/21/33	US SOFR — Annually	3.40% — Annually	5,472
		1,585,000	34,664	(E)	23,635	6/21/33	3.40% — Annually	US SOFR — Annually	(11,029)
		662,000	14,160	(E)	26,445	6/21/53	US SOFR — Annually	2.80% — Annually	12,565
		90,000	1,220		(3)	3/30/53	3.008% — Annually	US SOFR — Annually	(1,214)
		598,000	197		(2)	3/31/25	US SOFR — Annually	4.0905% — Annually	183
		234,000	1,591		(3)	3/31/33	US SOFR — Annually	3.269% — Annually	1,578
		113,000	440		(1)	4/4/33	US SOFR — Annually	3.2325% — Annually	438

	Total				$61,937				$3,632
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$2,908,216	$3,021,625	$—	3/29/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$113,149
	2,907,664	3,018,296	—	3/29/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(110,221)
	Goldman Sachs International
	3,812,774	3,995,224	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	185,931
	3,631,012	3,724,947	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(98,664)

Upfront premium received			—	Unrealized appreciation			299,080

Upfront premium (paid)			—	Unrealized (depreciation)			(208,885)

		Total	$—			Total	$90,195
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ON Semiconductor Corp.	Technology	475	$39,076	1.29%
Wix.com, Ltd. (Israel)	Technology	389	38,859	1.29%
Synopsys, Inc.	Technology	98	37,944	1.26%
Apollo Global Management, Inc.	Financials	600	37,893	1.25%
Booking Holdings, Inc.	Consumer cyclicals	14	37,874	1.25%
Manhattan Associates, Inc.	Technology	244	37,804	1.25%
ManpowerGroup, Inc.	Consumer staples	458	37,779	1.25%
Constellation Energy Corp.	Utilities and power	481	37,766	1.25%
Procore Technologies, Inc.	Technology	602	37,677	1.25%
Cadence Design Systems, Inc.	Technology	179	37,548	1.24%
Valero Energy Corp.	Energy	267	37,284	1.23%
Ulta Beauty, Inc.	Consumer staples	68	37,281	1.23%
Hologic, Inc.	Health care	461	37,189	1.23%
Toll Brothers, Inc.	Consumer cyclicals	617	37,026	1.23%
Textron, Inc.	Capital goods	522	36,877	1.22%
Targa Resources Corp.	Energy	501	36,514	1.21%
Autonation, Inc.	Consumer cyclicals	270	36,217	1.20%
Smartsheet, Inc. Class A	Technology	754	36,030	1.19%
Allison Transmission Holdings, Inc.	Capital goods	794	35,905	1.19%
Uber Technologies, Inc.	Consumer staples	1,131	35,847	1.19%
Gartner, Inc.	Consumer cyclicals	110	35,803	1.18%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	871	35,635	1.18%
MGIC Investment Corp.	Financials	2,616	35,102	1.16%
O'Reilly Automotive, Inc.	Consumer cyclicals	41	34,544	1.14%
Genuine Parts Co.	Consumer cyclicals	205	34,359	1.14%
General Motors Co.	Consumer cyclicals	934	34,268	1.13%
General Dynamics Corp.	Capital goods	148	33,824	1.12%
Johnson Controls International PLC	Capital goods	553	33,275	1.10%
Palo Alto Networks, Inc.	Technology	166	33,169	1.10%
Bio-Rad Laboratories, Inc. Class A	Health care	69	33,108	1.10%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	479	32,521	1.08%
Unum Group	Financials	817	32,307	1.07%
Pure Storage, Inc. Class A	Technology	1,254	31,992	1.06%
Penske Automotive Group, Inc.	Consumer cyclicals	222	31,504	1.04%
Tapestry, Inc.	Consumer cyclicals	717	30,926	1.02%
Pinterest, Inc. Class A	Technology	1,083	29,529	0.98%
Marathon Oil Corp.	Energy	1,224	29,327	0.97%
American International Group, Inc.	Financials	581	29,272	0.97%
Expedia Group, Inc.	Consumer cyclicals	300	29,096	0.96%
Boyd Gaming Corp.	Consumer cyclicals	451	28,932	0.96%
Novocure, Ltd. (Jersey)	Health care	478	28,742	0.95%
NRG Energy, Inc.	Utilities and power	828	28,395	0.94%
Wintrust Financial Corp.	Financials	380	27,703	0.92%
Applied Materials, Inc.	Technology	222	27,295	0.90%
Live Nation Entertainment, Inc.	Consumer cyclicals	390	27,286	0.90%
East West Bancorp, Inc.	Financials	485	26,897	0.89%
Apartment Income REIT Corp.	Financials	745	26,670	0.88%
AMETEK, Inc.	Conglomerates	175	25,436	0.84%
eBay, Inc.	Technology	556	24,665	0.82%
Roku, Inc.	Technology	374	24,621	0.81%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Zoom Video Communications, Inc. Class A	Technology	530	$39,124	1.30%
Ceridian HCM Holding, Inc.	Technology	523	38,330	1.27%
Cooper Cos., Inc. (The)	Health care	102	38,220	1.27%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	389	38,186	1.27%
DoubleVerify Holdings, Inc.	Technology	1,264	38,123	1.26%
Wynn Resorts, Ltd.	Consumer cyclicals	339	37,908	1.26%
Param,ount Global Class B	Consumer cyclicals	1,683	37,539	1.24%
Take-Two Interactive Software, Inc.	Technology	314	37,494	1.24%
NortonLifeLock, Inc.	Technology	2,175	37,316	1.24%
Ciena Corp.	Technology	708	37,192	1.23%
Texas Instruments, Inc.	Technology	200	37,147	1.23%
Berkshire Hathaway, Inc. Class B	Financials	120	37,090	1.23%
Five Below, Inc.	Consumer cyclicals	180	37,012	1.23%
DT Midstream, Inc.	Energy	748	36,952	1.22%
Amdocs, Ltd.	Technology	383	36,756	1.22%
BWX Technologies, Inc.	Capital goods	583	36,753	1.22%
IBM Corp.	Technology	279	36,511	1.21%
Exact Sciences Corp.	Health care	535	36,256	1.20%
Ball Corp.	Capital goods	643	35,445	1.17%
ICU Medical, Inc.	Health care	214	35,330	1.17%
Equifax, Inc.	Consumer cyclicals	172	34,979	1.16%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	535	34,956	1.16%
Jack Henry & Associates, Inc.	Technology	231	34,801	1.15%
Carnival Corp.	Consumer cyclicals	3,363	34,134	1.13%
General Electric Co.	Conglomerates	356	33,995	1.13%
TD SYNNEX Corp.	Technology	346	33,535	1.11%
Air Products & Chemicals, Inc.	Basic materials	116	33,250	1.10%
ZoomInfo Technologies, Inc. Class A	Technology	1,342	33,166	1.10%
T Rowe Price Group, Inc.	Financials	290	32,762	1.09%
Broadridge Financial Solutions, Inc.	Financials	223	32,700	1.08%
New York Community Bancorp, Inc.	Financials	3,583	32,391	1.07%
Stanley Black & Decker, Inc.	Consumer cyclicals	401	32,327	1.07%
Ross Stores, Inc.	Consumer cyclicals	301	31,987	1.06%
Tyler Technologties, Inc.	Technology	90	31,755	1.05%
RPM International, Inc.	Basic materials	363	31,674	1.05%
BioMarin Pharmaceutical, Inc.	Health care	324	31,514	1.04%
Polaris, Inc.	Consumer cyclicals	280	30,923	1.02%
Boston Beer Co., Inc. (The) Class A	Consumer staples	93	30,651	1.02%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	2,263	30,444	1.01%
NextEra Energy, Inc.	Utilities and power	378	29,167	0.97%
Welltower, Inc.	Financials	406	29,075	0.96%
Universal Health Services, Inc. Class B	Health care	228	28,958	0.96%
Domino's Pizza, Inc.	Consumer staples	86	28,379	0.94%
Pioneer Natural Resources Co.	Energy	135	27,600	0.91%
Cabot Oil & Gas Corp.	Energy	1,090	26,757	0.89%
Digital Realty Trust, Inc.	Financials	264	25,930	0.86%
Thor Industries, Inc.	Consumer cyclicals	325	25,897	0.86%
Scotts Miracle-Gro Co. (The)	Consumer cyclicals	369	25,741	0.85%
PTC, Inc.	Technology	196	25,088	0.83%
CH Robinson Worldwide, Inc.	Transportation	250	24,827	0.82%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
E.ON SE (Germany)	Utilities and power	2,165	$27,044	0.68%
Iberdrola SA (Spain)	Utilities and power	2,085	26,022	0.65%
MSCI, Inc.	Technology	46	25,838	0.65%
Red Electrica Corporacion SA (Spain)	Utilities and power	1,436	25,267	0.63%
Hershey Co. (The)	Consumer staples	99	25,102	0.63%
Elisa OYJ (Finland)	Communication services	415	25,059	0.63%
Secom Co., Ltd. (Japan)	Consumer cyclicals	407	24,995	0.63%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	1,585	24,960	0.62%
PepsiCo, Inc.	Consumer staples	136	24,846	0.62%
Sekisui Chemical Co., Ltd. (Japan)	Financials	1,744	24,580	0.62%
GoDaddy, Inc. Class A	Technology	314	24,438	0.61%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	193	24,428	0.61%
Ferrari NV (Italy)	Consumer cyclicals	90	24,255	0.61%
Fortive Corp.	Capital goods	353	24,064	0.60%
Deutsche Lufthansa AG (Germany)	Transportation	2,158	24,052	0.60%
Energias de Portugal (EDP) SA (Portugal)	Utilities and power	4,362	23,770	0.59%
Toppan, Inc. (Japan)	Consumer cyclicals	1,185	23,737	0.59%
AT&T, Inc.	Communication services	1,223	23,547	0.59%
Diageo PLC (United Kingdom)	Consumer staples	526	23,483	0.59%
Exor NV (Netherlands)	Financials	283	23,320	0.58%
Exxon Mobil Corp.	Energy	212	23,253	0.58%
Garmin, Ltd.	Technology	230	23,213	0.58%
Eiffage SA (France)	Basic materials	214	23,196	0.58%
Keysight Technologies, Inc.	Technology	143	23,084	0.58%
Chevron Corp.	Energy	141	23,051	0.58%
Weyerhaeuser Co.	Basic materials	755	22,747	0.57%
FactSet Research Systems, Inc.	Consumer cyclicals	54	22,622	0.57%
3M Co.	Conglomerates	215	22,607	0.57%
VeriSign, Inc.	Technology	107	22,556	0.56%
Textron, Inc.	Capital goods	318	22,459	0.56%
Canadian Utilities, Ltd. Class A (Canada)	Utilities and power	794	22,105	0.55%
VMware, Inc. Class A	Technology	177	22,095	0.55%
Verisk Analytics, Inc.	Consumer cyclicals	115	21,995	0.55%
Cummins, Inc.	Capital goods	92	21,860	0.55%
Philip Morris International, Inc.	Consumer staples	221	21,449	0.54%
Smiths Group PLC (United Kingdom)	Capital goods	1,002	21,262	0.53%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	848	21,125	0.53%
Keurig Dr Pepper, Inc.	Consumer staples	591	20,861	0.52%
NetApp, Inc.	Technology	320	20,424	0.51%
Carlsberg A/S Class B (Denmark)	Consumer staples	130	20,121	0.50%
Vinci SA (France)	Capital goods	175	20,108	0.50%
Accenture PLC Class A	Technology	70	20,092	0.50%
Nitto Denko Corp. (Japan)	Basic materials	311	19,973	0.50%
Telefonica SA (Spain)	Communication services	4,588	19,805	0.50%
SEI Investments Co.	Financials	340	19,581	0.49%
Hartford Financial Services Group, Inc. (The)	Financials	277	19,320	0.48%
Merck & Co., Inc.	Health care	180	19,098	0.48%
Colgate-Palmolive Co.	Consumer staples	248	18,665	0.47%
Agilent Technologies, Inc.	Technology	134	18,597	0.47%
Mettler-Toledo International, Inc.	Health care	12	18,473	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Enel SpA (Italy)	Utilities and power	3,958	$24,156	0.65%
Wilmar International, Ltd. (Singapore)	Basic materials	7,481	23,665	0.64%
Pernod Ricard SA (France)	Consumer staples	104	23,444	0.63%
Air Liquide SA (France)	Basic materials	139	23,303	0.63%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,205	23,286	0.63%
Orange SA (France)	Communication services	1,939	23,027	0.62%
Waste Connections, Inc.	Capital goods	165	23,003	0.62%
Toyota Motor Corp. (Japan)	Consumer cyclicals	1,621	22,957	0.62%
Duke Energy Corp.	Utilities and power	238	22,926	0.62%
Ferrovial SA (Spain)	Basic materials	780	22,906	0.61%
Visa, Inc. Class A	Financials	101	22,872	0.61%
T-Mobile US, Inc.	Communication services	156	22,652	0.61%
Reed Elsevier (United Kingdom)	Consumer cyclicals	680	21,950	0.59%
Equifax, Inc.	Consumer cyclicals	108	21,933	0.59%
Allianz SE (Germany)	Financials	94	21,782	0.58%
AXA SA (France)	Financials	703	21,459	0.58%
Heineken NV (Netherlands)	Consumer staples	199	21,429	0.58%
Bridgestone Corp. (Japan)	Consumer cyclicals	527	21,305	0.57%
Imperial Brands PLC (United Kingdom)	Consumer staples	913	21,002	0.56%
Moody's Corp.	Consumer cyclicals	64	19,588	0.53%
ANA Holdings, Inc. (Japan)	Transportation	901	19,508	0.52%
D.R. Horton, Inc.	Consumer cyclicals	196	19,130	0.51%
Swisscom AG (Switzerland)	Communication services	30	18,950	0.51%
Ingersoll Rand, Inc.	Capital goods	325	18,888	0.51%
Berkshire Hathaway, Inc. Class B	Financials	61	18,851	0.51%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	364	18,822	0.51%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	3,001	18,619	0.50%
UPM-Kymmene OYJ (Finland)	Basic materials	554	18,597	0.50%
EssilorLuxottica SA (France)	Health care	103	18,554	0.50%
S&P Global, Inc.	Consumer cyclicals	54	18,499	0.50%
Cooper Cos., Inc. (The)	Health care	48	17,826	0.48%
ORIX Corp. (Japan)	Financials	1,080	17,711	0.48%
Kubota Corp. (Japan)	Capital goods	1,164	17,529	0.47%
United Parcel Service, Inc. Class B	Transportation	90	17,365	0.47%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	529	17,346	0.47%
Monster Beverage Corp.	Consumer staples	319	17,245	0.46%
STERIS PLC	Health care	90	17,241	0.46%
CGI Group, Inc. Class A (Canada)	Technology	178	17,199	0.46%
Coca-Cola Co. (The)	Consumer staples	275	17,086	0.46%
Masco Corp.	Consumer cyclicals	344	17,079	0.46%
Atmos Energy Corp.	Utilities and power	147	16,549	0.44%
Howmet Aerospace, Inc.	Capital goods	390	16,514	0.44%
Kyocera Corp. (Japan)	Technology	317	16,436	0.44%
CMS Energy Corp.	Utilities and power	267	16,373	0.44%
Southern Co. (The)	Utilities and power	230	16,011	0.43%
Westlake Corp.	Basic materials	138	16,001	0.43%
Keppel Corp., Ltd. (Singapore)	Capital goods	3,782	15,999	0.43%
Royalty Pharma PLC Class A	Health care	437	15,761	0.42%
Toyota Industries Corp. (Japan)	Consumer cyclicals	278	15,384	0.41%
Acciona SA (Spain)	Basic materials	77	15,343	0.41%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$273	$2,291	$487	5/11/63	300 bp — Monthly	$(212)
	CMBX NA BBB-.6 Index	BB/P	482	4,583	974	5/11/63	300 bp — Monthly	(489)
	CMBX NA BBB-.6 Index	BB/P	926	8,593	1,826	5/11/63	300 bp — Monthly	(895)
	CMBX NA BBB-.6 Index	BB/P	912	9,166	1,948	5/11/63	300 bp — Monthly	(1,030)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	120	392	68	5/11/63	200 bp — Monthly	52
	CMBX NA A.6 Index	A/P	2,194	7,050	1,220	5/11/63	200 bp — Monthly	976
	CMBX NA A.6 Index	A/P	3,215	10,574	1,830	5/11/63	200 bp — Monthly	1,389
	CMBX NA A.6 Index	A/P	5,336	17,624	3,051	5/11/63	200 bp — Monthly	2,287
	CMBX NA BB.11 Index	BB-/P	1,130	2,000	803	11/18/54	500 bp — Monthly	329
	CMBX NA BB.14 Index	BB/P	439	4,000	1,654	12/16/72	500 bp — Monthly	(1,212)
	CMBX NA BB.6 Index	B+/P	2,008	9,453	3,982	5/11/63	500 bp — Monthly	(1,964)
	CMBX NA BB.7 Index	B-/P	970	19,000	7,758	1/17/47	500 bp — Monthly	(6,770)
	CMBX NA BB.9 Index	B/P	817	4,000	1,698	9/17/58	500 bp — Monthly	(878)
	CMBX NA BBB-.10 Index	BB+/P	372	3,000	858	11/17/59	300 bp — Monthly	(484)
	CMBX NA BBB-.10 Index	BB+/P	545	5,000	1,430	11/17/59	300 bp — Monthly	(881)
	CMBX NA BBB-.10 Index	BB+/P	620	5,000	1,430	11/17/59	300 bp — Monthly	(806)
	CMBX NA BBB-.11 Index	BBB-/P	63	1,000	271	11/18/54	300 bp — Monthly	(208)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	37	1,000	78	1/17/47	200 bp — Monthly	(41)
	CMBX NA A.7 Index	BBB+/P	291	7,000	547	1/17/47	200 bp — Monthly	(253)
	CMBX NA BB.7 Index	B-/P	401	3,000	1,225	1/17/47	500 bp — Monthly	(821)
	CMBX NA BBB-.7 Index	BB-/P	237	3,000	657	1/17/47	300 bp — Monthly	(418)
	CMBX NA BBB-.7 Index	BB-/P	1,379	21,000	4,601	1/17/47	300 bp — Monthly	(3,210)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(5)	1,000	126	12/16/72	200 bp — Monthly	(131)
	CMBX NA BBB-.7 Index	BB-/P	887	12,000	2,629	1/17/47	300 bp — Monthly	(1,735)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	B+/P	3,089	4,051	1,706	5/11/63	500 bp — Monthly	1,386
	CMBX NA BBB-.13 Index	BBB-/P	132	1,000	288	12/16/72	300 bp — Monthly	(155)
	CMBX NA BBB-.8 Index	BB/P	156	1,000	221	10/17/57	300 bp — Monthly	(65)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B+/P	737	2,026	853	5/11/63	500 bp — Monthly	(114)
	CMBX NA BB.6 Index	B+/P	1,478	4,051	1,706	5/11/63	500 bp — Monthly	(224)

Upfront premium received			29,246		Unrealized appreciation			6,419

Upfront premium (paid)			(5)		Unrealized (depreciation)			(22,996)

	Total		$29,241				Total	$(16,577)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(82)	$392	$68	5/11/63	(200 bp) — Monthly	$(14)
	CMBX NA BB.10 Index	(1,785)	7,000	3,141	11/17/59	(500 bp) — Monthly	1,349
	CMBX NA BB.10 Index	(1,688)	7,000	3,141	11/17/59	(500 bp) — Monthly	1,446
	CMBX NA BB.10 Index	(209)	2,000	897	11/17/59	(500 bp) — Monthly	687
	CMBX NA BB.10 Index	(219)	2,000	897	11/17/59	(500 bp) — Monthly	676
	CMBX NA BB.9 Index	(81)	2,000	849	9/17/58	(500 bp) — Monthly	767
	CMBX NA BB.9 Index	(103)	1,000	425	9/17/58	(500 bp) — Monthly	320
	CMBX NA BBB-.10 Index	(437)	2,000	572	11/17/59	(300 bp) — Monthly	134
	CMBX NA BBB-.12 Index	(1,055)	6,000	1,739	8/17/61	(300 bp) — Monthly	681
	CMBX NA BBB-.12 Index	(680)	4,000	1,159	8/17/61	(300 bp) — Monthly	477
	CMBX NA BBB-.12 Index	(60)	1,000	290	8/17/61	(300 bp) — Monthly	229
	CMBX NA BBB-.12 Index	(352)	1,000	290	8/17/61	(300 bp) — Monthly	(63)
	CMBX NA BBB-.6 Index	(700)	6,302	1,339	5/11/63	(300 bp) — Monthly	635
	CMBX NA BBB-.6 Index	(2,545)	4,583	974	5/11/63	(300 bp) — Monthly	(1,574)
	CMBX NA BBB-.6 Index	(556)	1,146	243	5/11/63	(300 bp) — Monthly	(313)
	CMBX NA BBB-.8 Index	(900)	6,000	1,327	10/17/57	(300 bp) — Monthly	424
	Credit Suisse International
	CMBX NA BB.10 Index	(476)	4,000	1,795	11/17/59	(500 bp) — Monthly	1,315
	CMBX NA BB.10 Index	(534)	4,000	1,795	11/17/59	(500 bp) — Monthly	1,257
	CMBX NA BB.10 Index	(249)	2,000	897	11/17/59	(500 bp) — Monthly	647
	CMBX NA BB.7 Index	(512)	19,581	8,248	5/11/63	(500 bp) — Monthly	7,716
	CMBX NA BB.7 Index	(1,291)	7,000	2,858	1/17/47	(500 bp) — Monthly	1,560
	CMBX NA BB.7 Index	(1,151)	7,000	2,858	1/17/47	(500 bp) — Monthly	1,700
	Goldman Sachs International
	CMBX NA A.6 Index	(667)	3,133	542	5/11/63	(200 bp) — Monthly	(126)
	CMBX NA A.6 Index	(578)	2,742	475	5/11/63	(200 bp) — Monthly	(104)
	CMBX NA A.6 Index	(578)	2,742	475	5/11/63	(200 bp) — Monthly	(104)
	CMBX NA A.6 Index	(523)	2,350	407	5/11/63	(200 bp) — Monthly	(117)
	CMBX NA A.6 Index	(430)	1,958	339	5/11/63	(200 bp) — Monthly	(92)
	CMBX NA A.6 Index	(327)	1,567	271	5/11/63	(200 bp) — Monthly	(56)
	CMBX NA A.6 Index	(236)	1,175	203	5/11/63	(200 bp) — Monthly	(33)
	CMBX NA BB.7 Index	(819)	5,000	2,042	1/17/47	(500 bp) — Monthly	1,217
	CMBX NA BB.7 Index	(812)	4,000	1,633	1/17/47	(500 bp) — Monthly	817
	CMBX NA BBB-.12 Index	(4,481)	25,000	7,245	8/17/61	(300 bp) — Monthly	2,749
	CMBX NA BBB-.12 Index	(2,500)	14,000	4,057	8/17/61	(300 bp) — Monthly	1,549
	CMBX NA BBB-.12 Index	(780)	4,000	1,159	8/17/61	(300 bp) — Monthly	377
	CMBX NA BBB-.12 Index	(373)	2,000	580	8/17/61	(300 bp) — Monthly	205
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(243)	1,175	203	5/11/63	(200 bp) — Monthly	(40)
	CMBX NA A.6 Index	(244)	1,175	203	5/11/63	(200 bp) — Monthly	(41)
	CMBX NA A.7 Index	(169)	8,000	625	1/17/47	(200 bp) — Monthly	453
	CMBX NA BBB-.10 Index	(2,396)	19,000	5,432	11/17/59	(300 bp) — Monthly	3,025
	CMBX NA BBB-.11 Index	(110)	1,000	271	11/18/54	(300 bp) — Monthly	160
	CMBX NA BBB-.6 Index	(4,906)	12,603	2,678	5/11/63	(300 bp) — Monthly	(2,235)
	CMBX NA BBB-.7 Index	(6,573)	28,000	6,135	1/17/47	(300 bp) — Monthly	(455)
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	1,795	11/17/59	(500 bp) — Monthly	1,563
	CMBX NA BB.11 Index	(494)	1,000	402	11/18/54	(500 bp) — Monthly	(94)
	CMBX NA BBB-.7 Index	(328)	4,000	876	1/17/47	(300 bp) — Monthly	546
	CMBX NA BBB-.9 Index	(185)	1,000	247	9/17/58	(300 bp) — Monthly	61
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(1,259)	5,091	881	5/11/63	(200 bp) — Monthly	(380)
	CMBX NA A.6 Index	(980)	4,700	814	5/11/63	(200 bp) — Monthly	(168)
	CMBX NA A.6 Index	(514)	2,350	407	5/11/63	(200 bp) — Monthly	(108)
	CMBX NA A.6 Index	(574)	2,350	407	5/11/63	(200 bp) — Monthly	(168)
	CMBX NA A.6 Index	(483)	1,958	339	5/11/63	(200 bp) — Monthly	(145)
	CMBX NA A.6 Index	(168)	783	136	5/11/63	(200 bp) — Monthly	(32)
	CMBX NA BB.10 Index	(470)	2,000	897	11/17/59	(500 bp) — Monthly	426
	CMBX NA BB.10 Index	(304)	1,000	449	11/17/59	(500 bp) — Monthly	144
	CMBX NA BB.7 Index	(193)	1,000	408	1/17/47	(500 bp) — Monthly	215
	CMBX NA BB.9 Index	(61)	1,000	425	9/17/58	(500 bp) — Monthly	363
	CMBX NA BBB-.10 Index	(6,792)	39,000	11,150	11/17/59	(300 bp) — Monthly	4,336
	CMBX NA BBB-.10 Index	(240)	2,000	572	11/17/59	(300 bp) — Monthly	331
	CMBX NA BBB-.10 Index	(286)	2,000	572	11/17/59	(300 bp) — Monthly	284
	CMBX NA BBB-.12 Index	(3,516)	27,000	7,825	8/17/61	(300 bp) — Monthly	4,293
	CMBX NA BBB-.13 Index	(62)	1,000	288	12/16/72	(300 bp) — Monthly	226
	CMBX NA BBB-.7 Index	(408)	4,000	876	1/17/47	(300 bp) — Monthly	467
	CMBX NA BBB-.8 Index	(127)	1,000	221	10/17/57	(300 bp) — Monthly	94

Upfront premium received		—			Unrealized appreciation		45,921

Upfront premium (paid)		(61,082)			Unrealized (depreciation)		(6,462)

	Total	$(61,082)				Total	$39,459
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 40 Index	B+/P	$2,467	$661,000	$9,756	6/20/28	500 bp — Quarterly	$13,443
	CDX NA IG Series 40 Index	BBB+/P	(21,670)	2,500,000	28,650	6/20/28	100 bp — Quarterly	7,605

	Total		$(19,203)					$21,048
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $98,495,020.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$271,878	$1,171,037	$1,399,265	$2,562	$43,650
	Putnam Short Term Investment Fund**	2,067,499	7,379,220	8,265,557	22,067	1,181,162

	Total Short-term investments	$2,339,377	$8,550,257	$9,664,822	$24,629	$1,224,812
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $43,650 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $38,703.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,636,835.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $230,621.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $13,781 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,636,232	$1,029,214	$—
Capital goods	2,951,935	578,332	—
Communication services	1,479,979	277,309	—
Conglomerates	556,414	241,564	—
Consumer cyclicals	7,991,795	1,308,706	—
Consumer staples	5,261,613	1,338,616	—
Energy	3,116,108	429,229	—
Financials	8,081,846	2,001,337	—
Health care	8,346,574	1,238,604	—
Technology	21,248,979	880,400	—
Transportation	722,588	307,840	—
Utilities and power	1,555,590	396,378	—

Total common stocks	62,949,653	10,027,529	—
Asset-backed securities	—	99,202	—
Convertible bonds and notes	—	25,318	—
Corporate bonds and notes	—	13,554,423	—
Foreign government and agency bonds and notes	—	414,003	—
Mortgage-backed securities	—	3,193,338	—
Senior loans	—	377,188	—
U.S. government and agency mortgage obligations	—	31,163,824	—
Short-term investments	110,000	3,216,117	—

Totals by level	$63,059,653	$62,070,942	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$26,241	$—
Futures contracts	(1,166,352)	—	—
TBA sale commitments	—	(16,879,862)	—
Interest rate swap contracts	—	(58,305)	—
Total return swap contracts	—	90,195	—
Credit default contracts	—	94,974	—

Totals by level	$(1,166,352)	$(16,726,757)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$2,200,000
Centrally cleared interest rate swap contracts (notional)	$12,700,000
OTC total return swap contracts (notional)	$13,500,000
OTC credit default contracts (notional)	$520,000
Centrally cleared credit default contracts (notional)	$3,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com